Annual Fund Operating Expenses	Sep. 18, 2026
Eventide Dividend Growth ETF | Eventide Dividend Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.95%
Eventide Large Cap Focus ETF | Eventide Large Cap Focus ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.75%

[1]	The management fee is structured as a “unified fee,” from which the Fund’s adviser pays all routine expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; litigation expenses and indemnification obligations; and non-routine or extraordinary expenses of the Fund (such as reorganizational costs), each of which is paid by the Fund.
[2]	Estimated for the current fiscal year.
[3]	The management fee is structured as a “unified fee,” from which the Fund’s adviser pays all routine expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; litigation expenses and indemnification obligations; and non-routine or extraordinary expenses of the Fund (such as reorganizational costs), each of which is paid by the Fund.
[4]	Estimated for the current fiscal year.